Debt - Schedule of Short-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Carrying Value Short-Term Debt	$ 1,642.7	$ 0.0
Total	1,603.3	0.0
Back end fee due to PPL on Delivery of rigs	29.3	0.0
Effective interest rate adjustments on PPL Delivery financing	13.9	0.0
Deferred finance charges	(3.8)	0.0
Hayfin Term Loan Facility
Debt Instrument [Line Items]
Carrying Value Short-Term Debt	197.0	0.0
Syndicated Senior Secured Credit Facilities
Debt Instrument [Line Items]
Carrying Value Short-Term Debt	272.7	0.0
New Bridge Revolving Credit Facility
Debt Instrument [Line Items]
Carrying Value Short-Term Debt	30.3	0.0
Convertible Bonds
Debt Instrument [Line Items]
Carrying Value Short-Term Debt	350.0	0.0
Principal	350.0	350.0
PPL Delivery Financing
Debt Instrument [Line Items]
Carrying Value Short-Term Debt	$ 753.3	$ 0.0